6. LINES OF CREDIT (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
6. LINES OF CREDIT	NOTE 6 – LINES OF CREDIT The Company has a variety of credit card and/or lines of credit payable. The total is presented, all of which is due within twelve (12) months.